Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases, at Rates in Effect

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2014, were as follows:

$ in thousands
Year ending December 31:
2015	8,386
2016	5,710
2017	4,189
2018	3,665
2019	3,486
2020 - 2023	7,936

33,372